Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Schedule Of Selling Commissions And Platform Fees

	Selling Commissions		Platform Fees		Selling Commissions and Platform Fees
	2017	2016	2017	2016	2017	2016

Series A Units	$3,342,675	$2,667,559	$—	$—	$3,342,675	$2,667,559
Series B Units	14,936	—	—	22,544	14,936	22,544
Series D Units	62	—	—	—	62	—
	$3,357,673	$2,667,559	$—	$22,544	$3,357,673	$2,690,103

Millburn Multi-Markets Trading L.P. [Member]
Schedule Of Management Fees
	2017	2016

US Feeder	$3,624,623	$2,952,133
Cayman Feeder	2,883,089	205,708
Other (1)	71,912	55,276
Total	$6,579,624	$3,213,117
(1) Direct investors in the Partnership
Schedule Of Selling Commissions And Platform Fees

	Selling Commissions		Platform Fees		Total Selling Commissions and Platform Fees
	2017	2016	2017	2016	2017	2016

U.S. Feeder	$3,342,736	$2,667,559	$14,937	$22,544	$3,357,673	$2,690,103
Cayman Feeder	21,124	14,183	—	—	21,124	14,183

Total	$3,363,860	$2,681,742	$14,937	$22,544	$3,378,797	$2,704,286

Schedule Of Operating Expenses And Administration Fees

For the year ended December 31, 2017, operating expenses were as follows:

Operating
Fund	Expenses

Partnership	$551,775
U.S. Feeder	486,931
Cayman Feeder	124,601
Total	$1,163,307

For the year ended December 31, 2016, operating expenses and the Administration Fee were as follows:

	Operating	Administration	Total
Fund	Expenses	Fee

Partnership	$349,150	$100,308	$449,458
U.S. Feeder	395,947	—	395,947
Cayman Feeder	107,425	—	107,425
Total	$852,522	$100,308	$952,830

Borne by General Partner or Investment Adviser *	$(104,187)	$—	$(104,187)

* by General Partner (in the case of the Partnership and U.S. Feeder) or Investment Adviser (Cayman Feeder)

Schedule Of Financial Assets And Liabilities At Fair Value

Financial assets at fair value as of December 31, 2017
	Level 1	Level 2	Total

U.S. Treasury notes (1)	$486,200,555	$—	$486,200,555

Short-Term Money Market Fund*	75,655,244	—	75,655,244
Exchange-traded futures contracts
Energies	6,169,670	—	6,169,670
Grains	83,621	—	83,621
Interest rates	(5,562,191)	—	(5,562,191)
Livestock	(66,920)	—	(66,920)
Metals	(286,225)	—	(286,225)
Softs	754,846	—	754,846
Stock indices	1,052,656	—	1,052,656

Total exchange-traded futures contracts	2,145,457	—	2,145,457

Over-the-counter forward currency contracts	—	(11,713,535)	(11,713,535)

Total futures and forward currency contracts (2)	2,145,457	(11,713,535)	(9,568,078)

Total financial assets and liabilities at fair value	$564,001,256	$(11,713,535)	$552,287,721

Per line item in Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in equity trading accounts as collateral	$127,971,156
Investments in U.S. Treasury notes	358,229,399
Total investments in U.S. Treasury notes	$486,200,555

(2)
Net unrealized appreciation on open futures and forward currency contracts	$2,145,457
Net unrealized depreciation on open futures and forward currency contracts	(11,713,535)
Total net unrealized depreciation on open futures and forward currency contracts	$(9,568,078)

 * The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.

Financial assets at fair value as of December 31, 2016

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$206,869,651	$—	$206,869,651

Exchange-traded futures contracts
Energies	40,365	—	40,365
Grains	48,905	—	48,905
Interest rates	2,193,745	—	2,193,745
Livestock	2,280	—	2,280
Metals	265,736	—	265,736
Softs	(34,774)	—	(34,774)
Stock indices	892,115	—	892,115

Total exchange-traded futures contracts	3,408,372	—	3,408,372

Over-the-counter forward currency contracts	—	1,746,958	1,746,958

Total futures and forward currency contracts (2)	3,408,372	1,746,958	5,155,330

Total financial assets and liabilities at fair value	$210,278,023	$1,746,958	$212,024,981

Per line item in Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in equity trading accounts as collateral			$27,428,997
Investments in U.S. Treasury notes			179,440,654
Total investments in U.S. Treasury notes			$206,869,651

(2)
Net unrealized appreciation on open futures and forward currency contracts			$5,155,330
Net unrealized depreciation on open futures and forward currency contracts			—
Total net unrealized appreciation on open futures and forward currency contracts			$5,155,330